Summary of Significant Accounting Policies Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Finished goods	$ 416	$ 438
Work in process	50	54
Raw materials	144	132
Inventory, Net	$ 610	$ 624